Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

19. Subsequent Events

On July 31, 2025, the Company entered into a Stock Purchase Agreement (the Stock Purchase Agreement) with certain funds affiliated with Kennedy Lewis Investment Management LLC (KLIM), a Delaware limited liability company (such funds, the Purchasers), pursuant to which the Purchasers purchased, and the Company issued, 1,353,885 shares (the Shares) of the Company’s common stock (the Common Stock), at a 20-day volume-weighted average price calculated at market close the business day prior to the date of the Stock Purchase Agreement of $2.1144 per share, or an aggregate purchase price of $2.9 million. The Shares were issued in a private placement exempt from registration under Section 4(a)(2) and Rule 506(b) of Regulation D of the Securities Act of 1933.

Pursuant to the registration rights covenant under the Stock Purchase Agreement, the Company has agreed to file a registration statement to register the resale from time to time of the Registrable Securities (as defined in the Stock Purchase Agreement) held by the Purchasers within one hundred and twenty days following the date of the Stock Purchase Agreement. The Company has also agreed to include the Registrable Securities in certain registration statements filed by the Company. The registration rights granted pursuant to the Stock Purchase Agreement will terminate upon the first to occur of (A) a registration statement with respect to the sale of such securities being declared effective by the Securities and Exchange Commission (the SEC) under the Securities Act of 1933, as amended (the Securities Act) and such securities having been disposed of or transferred by the holder thereof in accordance with such effective registration statement, (B) such securities having been previously sold or transferred in accordance with Rule 144 (or another exemption from the registration requirements of the Securities Act), (C) such securities becoming eligible for resale without volume or manner-of-sale restrictions and without current public information requirements pursuant to Rule 144 or (D) such securities are no longer outstanding.

In addition, pursuant to the director appointment covenant under the Stock Purchase Agreement, as long as the Purchasers and their affiliates collectively (i) retain the Profit Interest Percentage (as defined below) and (ii) continue to own at least 50% of the Shares (the Ownership Requirements), the Company has agreed to appoint one person designated by the Purchasers to serve on the Company’s board of directors (the Board), and to continue to nominate such person to continue to serve on the Board at each annual meeting of the Company’s stockholders so long as the Purchasers meet the Ownership Requirements and such person qualifies as an independent director under Nasdaq independence rules and is reasonably acceptable to the Board.

Profits Interest Agreement

In connection with the transaction described above, the Company formed a new holding company for its real estate business, Great Elm Real Estate Ventures, LLC, a Delaware limited liability company (Great Elm RE Ventures). The Company is the sole member of Great Elm RE Ventures and owns all of its equity interests, including its preferred equity pursuant to which it is entitled to a cumulative preferred distribution of 12.5% per annum and priority in distributions relating to the proceeds of certain specified transactions, subject to the right of the certain funds affiliated with KLIM set forth therein (the Investors) to purchase a pro rata participation interest in such preferred equity in an amount equal to the Profits Interest Percentage. Pursuant to a Profits Interest Agreement (the Profits Interest Agreement), dated July 31, 2025, by and among the Company, Great Elm RE Ventures and the Investors, each Investor will be entitled to receive, concurrently with any distribution of income made by Great Elm RE Ventures to the holders of its common equity interests, its pro rata portion of an amount equal to 15% of the aggregate amount of such distribution (the Profit Interest Percentage), which percentage will increase by 1.0% for each $10.0 million of borrowings drawn under the Loan Agreement, dated July 31, 2025, between Monomoy Properties REIT, LLC, as borrower, entities managed by KLIM, as lenders, and Alter Domus (US) LLC, as agent for the lenders, up to a maximum of 20%. Each Investor will have certain tag-along rights in the event that the Company or its affiliates decides to transfer its common or preferred equity in Great Elm RE Ventures above a certain threshold.

Securities Purchase Agreement

On August 27, 2025, the Company entered into a Securities Purchase Agreement (the Securities Purchase Agreement) with Woodstead Value Fund LP, a Texas limited partnership (the Purchaser), pursuant to which the Purchaser purchased, and the Company issued, 4,000,000 shares (the Shares) of the Company’s common stock, par value $0.001 per share (the Common Stock), at a 20-day volume-weighted average price calculated at market close the business day prior to the date of the Securities Purchase Agreement of $2.25 per share, for an aggregate purchase price of $9 million. The Shares were issued in a private placement exempt from registration under Section 4(a)(2) and Rule 506(b) of Regulation D of the Securities Act of 1933.

Pursuant to the registration rights covenant under the Securities Purchase Agreement, the Company has agreed to file a registration statement to register the resale from time to time of the Registrable Securities (as defined in the Securities Purchase Agreement) held by the Purchasers within one hundred and fifty days following the date of the Securities Purchase Agreement. The Company has also agreed to include the Registrable Securities in certain registration statements filed by the Company. The registration rights granted pursuant to the Securities Purchase Agreement will terminate upon the first to occur of (A) a registration statement with respect to the sale of such securities being declared effective by the Securities and Exchange Commission (the SEC) under the Securities Act of 1933, as amended (the Securities Act) and such securities having been disposed of or transferred by the holder thereof in accordance with such effective registration statement, (B) such securities having been previously sold or transferred in accordance with Rule 144 (or another exemption from the registration requirements of the Securities Act), (C) such securities becoming eligible for resale without volume or manner-of-sale restrictions and without current public information requirements pursuant to Rule 144 or (D) such securities are no longer outstanding.

In addition, pursuant to the director appointment covenant under the Securities Purchase Agreement, as long as the Purchaser and its affiliates collectively continue to own at least 2,000,000 shares of the Common Stock (the Ownership Requirements), the Company has agreed to appoint one person designated by the Purchaser to serve on the Company’s board of directors (the Board), and to continue to nominate such person to continue to serve on the Board at each annual meeting of the Company’s stockholders so long as the Purchaser meets the Ownership Requirements and such person qualifies as an independent director under Nasdaq independence rules and is reasonably acceptable to the Board.

Warrants

Pursuant to the Securities Purchase Agreement, the Company also issued to the Purchaser (i) a warrant to buy 1,000,000 shares of Common Stock at an exercise price of $3.50 per share with a ten-year term (the Series A Warrant) and (ii) a warrant to buy 1,000,000 shares of Common Stock at an exercise price of $5.00 per share with a ten-year term (the Series B Warrant, together with Series A Warrant, the Warrants). The Warrants were issued in a private placement exempt from registration under Section 4(a)(2) and Rule 506(b) of Regulation D of the Securities Act of 1933.

The Series A Warrants are exercisable at any time on or after the one-year anniversary of the original issuance date and the Series B Warrants are exercisable at any time on or after the three-year anniversary of the original issuance date. Each of the Series A Warrants and Series B Warrants have a ten-year term from the original issuance date.

The Warrants include certain limited anti-dilution adjustments.